Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020		Oct. 31, 2019 [1]
Cash flows from operating activities
Cash generated from operations	$ 690.5	$ 1,082.8		$ 1,056.3
Interest paid	(218.1)	(207.1)		(227.1)
Bank loan costs	(1.5)	(47.9)		0.0
Tax paid	(270.3)	(149.6)		(167.4)
Net cash generated from operating activities	200.6	678.2		661.8
Cash flows from investing activities
Payments for intangible assets	(47.5)	(60.6)		(29.3)
Purchase of property, plant and equipment	(17.7)	(26.3)		(56.3)
Interest received	1.7	2.4		26.6
Payment for acquisition of business and net cash acquired with acquisitions	(12.4)	(6.0)		(89.0)
Net cash acquired with acquisitions	0.0	0.0		1.2
Investing cash flows generated from disposals	0.0	1.3		20.0
Investing cash flows generated from discontinued operation, net of cash disposed	0.0	0.0		2,473.5
Tax paid on divestiture gain	0.0	0.0		(264.6)
Net cash (used in)/from investing activities	(75.9)	(89.2)		2,082.1
Cash flows used in financing activities
Proceeds from issue of ordinary share capital	0.4	2.6		3.1
Purchase of treasury shares and related expenses	(27.2)	0.0		(544.7)
Return of Value paid to shareholders	0.0	0.0		(1,800.0)
Expenses relating to Return of Value	0.0	0.0		(1.0)
Payment for lease liabilities	(79.5)	(80.1)		(12.9)
Settlement of foreign exchange derivative	0.0	(21.8)		0.0
Repayment of bank borrowings	(114.1)	(1,589.7)		(212.6)
Proceeds from bank borrowings	0.0	1,490.8		0.0
Dividends paid to owners	(81.1)	0.0		(439.2)
Net cash used in financing activities	(301.5)	(198.2)		(3,007.3)
Effects of exchange rate changes	(2.0)	(9.3)		(1.8)
Net (decrease)/increase in cash and cash equivalents	(178.8)	381.5		(265.2)
Cash and cash equivalents at beginning of year	737.2	355.7	[1]	620.9
Cash and cash equivalents at end of year	$ 558.4	$ 737.2		$ 355.7

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.